Litigation	12 Months Ended
Dec. 31, 2014
Litigation Disclosures [Abstract]
Litigation
 LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies written by our insurance subsidiaries in the ordinary course of business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.
In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of pending cases are uncertain at this time.
We establish accruals for lawsuits when it is probable that a loss has been or will be incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). As to lawsuits in which the loss is not considered both probable and estimable, or is considered probable but not estimable, we do not establish an accrual in accordance with current accounting guidance. It is generally not possible to determine the exposure associated with our lawsuits for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by the courts in the vast majority of our cases in which certification has been sought; class definitions are often indefinite and preclude detailed exposure analysis; and complaints rarely state an amount sought as relief, and when such amount is stated, it is often a function of pleading requirements and may be unrelated to the potential exposure. The following is a discussion of potentially significant pending cases at December 31, 2014, and certain cases resolved during the three-year period then ended.

As to the pending cases, although their outcomes are uncertain, in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, or results of operations. In addition, we do not consider the losses from the pending cases to be both probable and estimable (except as noted below), and we are unable to estimate a range of loss, if any, at this time, due to the factors discussed above. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, or if our accruals (if any) prove to be inadequate, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and/or results of operations.
Pending cases at December 31, 2014 that challenge certain of our insurance subsidiaries' practices, include:

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One putative class action lawsuit alleging that Progressive’s website did not adequately disclose sufficient information concerning the PIP deductibles when customers indicated they are covered by private health insurance.

•	One putative class action lawsuit challenging the labor rates our insurance subsidiaries pay to auto body repair shops.

•	One patent matter alleging that Progressive infringes on patented marketing technology.

•	Two putative class action lawsuits alleging that Progressive steers customers to Service Centers and network shops to have their vehicles repaired.

•	Four putative class action lawsuits challenging Progressive’s practice in Florida of adjusting PIP and first-party medical payments.

•	Three putative class action lawsuits challenging our adjustment of medical bills submitted by insureds in bodily injury claims.

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One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage. We have established an accrual for this matter because it is probable that a loss has been incurred on this lawsuit and we were able to estimate a loss. The case is ongoing and a settlement has not been reached. The range of possible loss and amount of the accrual are not material to our consolidated financial condition, cash flows, or results of operations.

•	One putative class action lawsuit challenging the manner in which Progressive grants a discount for anti-theft devices.

•	Two putative class action lawsuits alleging that Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage.

•	One putative and one certified class action lawsuit alleging that Progressive undervalues total loss claims through the use of certain valuation tools.

•	Two conditionally certified collective class action lawsuits challenging our exempt employee classification for certain claims employees under applicable wage and hour laws.

•	One putative class action lawsuit alleging Progressive fails to timely review and pay diminished value claims.

•	Two qui tam lawsuits alleging Progressive does not comply with its purported obligation to reimburse Medicare for medical payments made to Medicare beneficiaries.

•	Eighteen individual and one putative class action lawsuit pending as multi-district litigation alleging Progressive and other insurers conspire to suppress body repair shop labor rates.

For cases that have settled, but for which settlement is not complete, an accrual has been established at our best estimate of the exposure. Settlements that are complete are fully reflected in our financial statements. The amounts accrued or paid for these settlements were not material to our consolidated financial condition, cash flows, or results of operations.
Cases settled during 2014 include:

•	One putative class action lawsuit alleging that Progressive steers customers to Service Centers and network shops to have their vehicles repaired. This matter was settled on an individual basis.

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One putative class action lawsuit alleging that Progressive negligently designed, manufactured, and deceptively advertised Snapshot® in that it purportedly drains a vehicle's battery to the point that the battery is non-functional or diminished in value. This matter was settled on an individual basis.

•	One putative class action lawsuit alleging that Progressive violated the Telephone Consumer Protection Act in making cell phone calls to insureds. This matter was settled on an individual basis.

Cases settled during 2013 include:

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One putative class action lawsuit alleging that Progressive did not reimburse any of its insureds who incurred legal fees to recover money from another Progressive insured. This case was accrued for, settled, and paid in 2013.

•	One putative class action lawsuit alleging that Progressive improperly applies a preferred provider discount to medical payment claims. This case was accrued for and settled in 2013.

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One putative class action lawsuit challenging the manner in which Progressive charges premium and assesses total loss claims for commercial vehicle stated amount policies. This case was accrued for, settled, and paid in 2013.

•	Two putative class action lawsuits challenging Progressive’s practice in Florida of adjusting PIP and first-party medical payments. Both cases were settled on an individual basis.

Cases settled during 2012 include:

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One putative class action lawsuit that challenged Progressive’s use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs alleged that these databases or software systematically undervalued the claims; an accrual was established during 2012, and the case was paid in 2013.